Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 7,799	$ 7,740
Purchased power	3,652	3,724
Related Party [Member]
Purchased power	2,314	2,396
Distribution [Member]
Revenues	5,582	5,660
Distribution [Member] | Related Party [Member]
Revenues	355	288
Transmission [Member]
Revenues	2,217	2,080
Transmission [Member] | Related Party [Member]
Revenues	$ 2,200	$ 2,066